Stock Compensation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 1,125,000	$ 0	$ 1,216,000	$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	1,100,000		1,200,000
Unrecorded compensation expense	$ 19,000,000		$ 19,000,000